Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	$ (500.5)	[1]
Other comprehensive income (loss) before reclassifications	175.4	[1]
Amounts reclassified from accumulated other comprehensive income	24.5	[1]
Net current period other comprehensive income (loss)	199.9	[1]	(201.3)		(207.0)
Balance at end of year	(300.6)	[1]	(500.5)	[1]
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(0.2)	[1]
Other comprehensive income (loss) before reclassifications	0	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net current period other comprehensive income (loss)	0	[1]
Balance at end of year	(0.2)	[1]
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(547.8)	[1]
Other comprehensive income (loss) before reclassifications	190.4	[1]
Amounts reclassified from accumulated other comprehensive income	24.5	[1]
Net current period other comprehensive income (loss)	214.9	[1]
Balance at end of year	(332.9)	[1]
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	47.5	[1]
Other comprehensive income (loss) before reclassifications	(15.0)	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net current period other comprehensive income (loss)	(15.0)	[1]
Balance at end of year	$ 32.5	[1]

[1]	All amounts are net of tax and noncontrolling interest.